THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value

Austria — 1.6%
ANDRITZ	16,091	$878,305

Brazil — 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	43,100	673,653
Cia de Saneamento de Minas Gerais Copasa MG	175,000	659,881

		1,333,534

Canada — 1.3%
Stantec	9,396	748,117

France — 6.2%
Veolia Environnement	113,729	3,535,578

Germany — 1.1%
Norma Group	31,888	631,435

Hong Kong — 2.0%
Beijing Enterprises Water Group	1,561,355	393,791
China Water Affairs Group	595,730	369,983
Guangdong Investment	627,125	327,588

		1,091,362

India — 0.4%
VA Tech Wabag *	18,394	212,256

Italy — 1.7%
Hera	256,814	927,224

Japan — 5.3%
Kubota	51,200	821,234
Kurita Water Industries	40,410	1,600,401
TOTO	20,500	554,822

		2,976,457

Mexico — 0.7%
Orbia Advance	228,980	374,800

Netherlands — 3.0%
Aalberts	19,309	918,063
Arcadis	13,112	809,785

		1,727,848

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2024
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value

South Korea — 2.0%
Coway	28,693	$1,149,626

United Kingdom — 17.0%
Costain Group	441,310	456,525
Halma	82,886	2,271,638
Pennon Group	157,582	1,310,783
Severn Trent	52,703	1,624,529
United Utilities Group	200,371	2,611,866
Weir Group	51,635	1,317,587

		9,592,928

United States — 53.5%
A O Smith	9,686	802,388
Advanced Drainage Systems	4,628	726,596
AECOM	26,366	2,435,164
American Water Works	19,633	2,401,509
Core & Main, Cl A *	18,022	1,017,702
Ecolab	6,352	1,436,505
Essential Utilities	73,952	2,705,164
Ferguson	3,892	816,931
Fortune Brands Innovations	11,502	840,796
IDEX	7,025	1,548,732
Itron *	10,302	949,020
Lindsay	5,612	651,834
Masco	12,127	830,093
Mueller Water Products, Cl A	18,089	286,530
Pentair	17,174	1,358,292
Roper Technologies	2,827	1,445,897
SJW Group	24,718	1,345,895
Tetra Tech	7,427	1,446,185
Toro	12,908	1,130,612
Valmont Industries	5,358	1,097,318
Veralto	19,657	1,841,499
Xylem	19,394	2,534,754
Zurn Elkay Water Solutions	9,752	305,043

		29,954,459

TOTAL COMMON STOCK (Cost $43,975,986)		55,133,929

TOTAL INVESTMENTS — 98.2% (Cost $43,975,986)		$55,133,929

Percentages are based on Net Assets of $56,159,491.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2024
(UNAUDITED)

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

KBI-QH-001-1200